Investment Strategy	Aug. 28, 2026
Holbrook Structured Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in structured income products, with a focus on securitized credit instruments. The Fund expects, under normal conditions, to be primarily invested in commercial and residential mortgage-backed securities (“RMBS” and “CMBS”), collateralized loan obligations (“CLOs”) and other asset-backed fixed income securities, including securities backed by assets such as credit card receivables, student loans, automobile loans and residential and commercial real estate. The Fund may also invest in other collateralized debt obligations and collateralized mortgage obligations. The mortgage-backed and asset-backed securities and debt securitizations in which the Fund will invest are referred to collectively in this prospectus as Structured Products. The Fund will invest, under normal circumstances, at least 80% of the value of its net assets (plus any borrowings for investment purpose) in Structured Products. The amount of the Fund’s investments in each type of Structured Products will vary, and there may be times when the Fund is not invested in one or more types of Structured Products.

The Fund may invest a substantial portion of its portfolio in mortgage related securities consisting of (i) “agency” RMBS and CMBS created by one of three quasi- governmental agencies (Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage (“Fannie Mae”), and Federal Home Loan Mortgage Corp. (“Freddie Mac”)), which directly or indirectly benefit from U.S. Government backing; and (ii) “non-agency” RMBS and CMBS issued by private financial institutions and entities, which do not benefit from U.S. Government backing. The Fund may invest in RMBS in the prime, subprime and “Alt-A” first lien mortgage sectors, and traditional and interest-only CMBS. Subprime mortgage loans are made to borrowers who display poor credit histories and other characteristics that correlate with a higher default risk. The risk profile of Alt-A mortgages falls between prime and subprime. RMBS and CMBS are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Non-agency RMBS and CMBS generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default. The Fund’s investments in mortgage-related securities may include instruments, the underlying assets of which allow for balloon payments (where a substantial portion of a mortgage loan balance is paid at maturity, which can shorten the average life of the mortgage-backed instrument) or negative amortization payments (where as a result of a payment cap, payments on a mortgage loan are less than the amount of principal and interest owed, with excess amounts added to the outstanding principal balance, which can extend the average life of the mortgage-backed instrument).

The Fund may also invest in the equity tranches of a Structured Product, which typically represent the first loss position in the Structured Product, are unrated and are subject to higher risks. Equity tranches of Structured Products typically do not have a fixed coupon and payments on equity tranches will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates based on the Secured Overnight Financing Rate (“SOFR”) or another reference rate.

The Fund may also invest in bonds, debentures and other fixed income securities. The Fund may invest a substantial portion of its net assets in high-yield securities (commonly referred to as “below investment grade” or “junk” bonds). High-yield securities are debt securities that are rated BB/Ba or lower by an independent rating agency, or are unrated but determined by the Adviser to be of comparable quality. The Fund may invest without limit in fixed-income securities of any credit quality, duration or maturity and across several asset classes. The Fund may invest in fixed-income securities of issuers located in the United States and non-U.S. countries, including emerging market countries.

The Fund may also invest in other debt obligations, including fixed, floating or variable rate obligations.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. The Adviser uses macro-economic projections, fundamental company and industry analysis to strategically position the Fund, making tactical adjustments as investing conditions change. When selecting underlying securities, the Adviser considers a number of factors, including fundamental and technical analysis to assess the relative risk and reward potential. The Fund will sell a portfolio holding when the security no longer meets its investment criteria or when a more attractive investment is available.

The Fund may invest up to 15% of its net assets in investments that are deemed to be illiquid, which may include private placements, certain Rule 144A securities (which are subject to resale restrictions), and securities of issuers whose financial condition is uncertain, i.e., where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, or is involved in bankruptcy proceedings, reorganizations or financial restructurings.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The Fund may, when market signals warrant, go defensive, investing all or a substantial portion of Fund assets in cash and/or cash equivalents (including, without limitation, through investments in money market funds).

Holbrook Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of fixed income instruments. In seeking to achieve its investment objective, the Fund will allocate up to 100% of its portfolio in fixed income securities through direct investments or through the purchase of closed-end investment companies, exchange-traded funds and open-end investment companies (together, the “Underlying Funds”) that invest primarily in income producing securities.

In managing the Fund’s portfolio, the Adviser seeks to protect principal in a rising interest rate environment, although there is no guarantee that this strategy will succeed.

Using a top down asset allocation model, the Fund may invest all or a portion of its assets in fixed-income securities such as corporate bonds, preferred securities, convertible securities, treasury inflation protected securities (“TIPS”) and collateralized loan obligations (“CLOs”). The Fund may also invest in senior notes issued by business development companies (also known as “baby bonds”). The Adviser may also allocate up to 50% of the Fund’s assets in the common and preferred stock of Underlying Funds. The Fund may invest directly or indirectly in fixed income securities of any maturity or quality, including investing up to 50% of the Fund’s assets in securities rated below investment grade (securities rated below BBB by Standard & Poor’s (“S&P”) and Baa3 by Moody’s Investor Services, Inc. (“Moody’s”) and are often referred to as “high yield” or “junk bonds”). The Fund may invest without limit in U.S. and non-U.S. dollar denominated securities of U.S. and foreign issuers, including issuers located in emerging market countries. The Fund may invest in fixed income instruments with fixed or adjustable (floating) rates.

The Adviser uses macro-economic projections, fundamental company and industry analysis, and technical analysis of individual issuers to strategically position the Fund, making tactical adjustments as investing conditions change. The Fund seeks target allocations in multiple sectors and will typically hold approximately 70% of its assets in investment grade fixed income securities, directly or through one or more Underlying Funds that predominantly hold investment grade securities, although the amount may be higher or lower depending on market conditions. When selecting underlying securities, the Adviser considers a number of factors, including fundamental and technical analysis to assess the relative risk and reward potential. The Adviser will invest in closed-end funds to take advantage of pricing discrepancies in the closed-end fund market. The Adviser performs both a quantitative and qualitative analysis of closed-end funds prior to any closed-end fund being added to the Fund’s portfolio. This analysis and the Adviser’s proprietary computer trading programs help determine when to buy and sell the closed-end funds in the Fund’s portfolio. The Fund will sell a portfolio holding when the security no longer meets its investment criteria or when a more attractive investment is available.

The Fund may, when market signals warrant, go defensive, investing all or a substantial portion of Fund assets in cash and/or cash equivalents (including, without limitation, by investing in money market funds).

Holbrook Total Return Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by under normal circumstances, investing at least 80% of its net assets (including the amount of any borrowings for investment purposes) in fixed income investments, including bonds, notes and other debt instruments, and derivatives relating to such investments. The Fund may invest in debt instruments issued by U.S. and non-U.S. governments, their agencies, authorities or instrumentalities, U.S. and non-U.S. corporate or other non-governmental entities, as well as in mortgage and other asset-backed securities. Specific types of investments may include corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities (including those not backed by the full faith and credit of the U.S. government), sovereign debt securities, Eurodollar bonds and obligations, agency and non-agency residential and commercial mortgage-backed securities, mortgage-related securities, other asset-backed securities (including those backed by credit card receivables, student loans, automobile loans and residential and commercial real estate), loans, participations in and assignments of bank and bridge loans, zero-coupon bonds, municipal bonds, payment-in-kind securities (such as payment-in-kind bonds), convertible fixed-income securities, non-registered or restricted securities (including those issued in reliance on Rule 144A and Regulation S securities)certain preferred securities and step-up securities (such as step-up bonds). The Fund may invest in securities that pay fixed or floating (or variable) rates of interest, including adjustable rate securities. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.

Holbrook Holdings, Inc. (the “Adviser”) monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. The Adviser may seek to manage the dollar-weighted average effective duration of the Fund’s portfolio through the use of derivative instruments and other investments (including, among others, inverse floaters, futures contracts, U.S. Treasury swaps, interest rate swaps, total return swaps and options, including options on swap agreements). The Fund incurs costs in implementing duration management strategies, and there can be no assurance that the Fund will engage in duration management strategies or that any duration management strategy employed by the Fund will be successful. In managing the Fund’s investments, under normal market conditions, the portfolio managers intend to seek to construct an investment portfolio with a dollar-weighted average effective duration of no less than one year and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage prepayment rates as determined by the Adviser. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range.

The Fund may invest a substantial portion of its portfolio in mortgage related securities of any maturity or type including (i) “agency” residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) created by one of three quasi- governmental agencies (Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage (“Fannie Mae”), and Federal Home Loan Mortgage Corp. (“Freddie Mac”)), including those guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations; and (ii) “non-agency” RMBS and CMBS issued by private financial institutions and entities, which do not benefit from U.S. Government backing. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (“CMOs”) (agency and non-agency), stripped mortgage-backed securities, inverse floaters, commercial and government mortgage-backed securities, multiclass and private mortgage pass-through securities. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund may also invest in collateralized debt obligations (“CDOs”) (which include collateralized bond obligations, collateralized loan obligations (“CLOs”) and other similarly structured instruments), preferred stock and convertible securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.

RMBS and CMBS are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Non-agency RMBS and CMBS generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default. The Fund may invest a substantial portion of its portfolio in RMBS and CMBS and U.S. Treasury obligations rated at the time of investment Aa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or AA- or higher by S&P Global Ratings (“S&P”) or the equivalent by any other nationally recognized statistical rating organization or unrated securities that are determined by the Adviser to be of comparable quality. The Fund may also invest in RMBS in the prime, subprime and “Alt-A” first lien mortgage sectors, and traditional and interest-only CMBS. Subprime mortgage loans are made to borrowers who display poor credit histories and other characteristics that correlate with a higher default risk. The risk profile of Alt-A mortgages falls between prime and subprime. The Fund’s investments in mortgage-related securities may include instruments, the underlying assets of which allow for balloon payments (where a substantial portion of a mortgage loan balance is paid at maturity, which can shorten the average life of the mortgage-backed instrument) or negative amortization payments (where as a result of a payment cap, payments on a mortgage loan are less than the amount of principal and interest owed, with excess amounts added to the outstanding principal balance, which can extend the average life of the mortgage-backed instrument).

The Fund may invest up to 33 1/3% of its net assets in high-yield securities (commonly referred to as “below investment grade” or “junk” bonds), including loans that are rated below investment-grade (commonly referred to as “leveraged loans”). High-yield securities are debt instruments that are rated BB/Ba or lower by an independent rating agency, or are unrated but determined by the Adviser to be of comparable quality. The Adviser does not consider the term high-yield securities to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality, and accordingly may invest without limit in such investments.

The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. The Adviser uses macro-economic projections, fundamental company and industry analysis to strategically position the Fund, making tactical adjustments as investing conditions change. When selecting underlying securities, the Adviser considers a number of factors, including fundamental and technical analysis to assess the relative risk and reward potential. The Fund will sell a portfolio holding when the security no longer meets its investment criteria or when a more attractive investment is available.

In addition to being used in connection with duration management, the Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes, to gain, or reduce, long or short exposure to one or more asset classes or issuers, speculation, to pursue the Fund’s investment objective, or as substitutes for securities in which the Fund can invest. The Fund may use derivatives transactions with the purpose or effect of creating investment leverage. For example, the Fund may use futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, or other indicators of value. The Fund may also engage in short sales or take short positions, either to adjust its duration or for other investment purposes.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The Fund may, when market signals warrant, go defensive, investing all or a substantial portion of Fund assets in cash and/or cash equivalents (including, without limitation, through investments in money market funds).